S000030894 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended	180 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EM (Emerging Markets) Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%		8.42%	3.82%
MSCI EM (Emerging Markets) IMI Growth Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		32.03%	2.36%		8.53%	4.58%
Retail Shares
Prospectus [Line Items]
Average Annual Return, Percent		29.77%	0.91%		6.58%	4.84%
Performance Inception Date						Dec. 31, 2010
Retail Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.39%	0.89%		6.61%	4.84%
Performance Inception Date						Dec. 31, 2010
Retail Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.18%	0.86%		5.46%	4.03%
Performance Inception Date						Dec. 31, 2010
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		30.14%	1.16%		6.86%	5.10%
Performance Inception Date						Dec. 31, 2010
R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	30.12%	1.16%	5.10%	6.86%
Performance Inception Date	[1]			Jan. 29, 2016

[1]	Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares.